Debt - Additional Information (Detail) MYR in Millions			3 Months Ended	12 Months Ended
	Apr. 21, 2015 USD ($)	Jan. 16, 2013 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2015 MYR	Dec. 31, 2014 MYR	Dec. 31, 2013 USD ($)	Oct. 16, 2012 USD ($)
Debt and Financial Instruments [Line Items]
Unused debt facilities			$ 142,000,000
Q-CELLS SE
Debt and Financial Instruments [Line Items]
Fair value of the government loan								$ 159,900,000
Government Loan
Debt and Financial Instruments [Line Items]
Notes frequency of periodic payment				Interest payable annually, principal due in annual installments through 2031
Bank borrowings
Debt and Financial Instruments [Line Items]
Average interest rate per annum			3.02%	2.41%	3.02%	2.41%	2.52%
Debt description			The current and non-current portions of long-term bank borrowings as of March 31, 2015 will be due in installments between the periods of April 2015 to March 2016 and April 2016 to November 2019, respectively.
Guarantee Credit Line [Member]
Debt and Financial Instruments [Line Items]
Unused debt facilities				$ 34,900,000			$ 8,100,000
Line of credit				0			$ 0
Subsequent Event | Bank borrowings
Debt and Financial Instruments [Line Items]
Debt instrument face amount	$ 120,000,000
Maturity Date	Apr. 23, 2017
Subsequent Event | Bank borrowings | London Interbank Offered Rate (LIBOR)
Debt and Financial Instruments [Line Items]
Debt instrument, interest rate margin	2.30%
Hanwha SolarOne Hong Kong Limited ("SolarOne HK") | Two Thousand And Thirteen Notes [Member]
Debt and Financial Instruments [Line Items]
Maturity Date			Jan. 15, 2016
Debt instrument, term		3 years
Notes issued		$ 100,000,000
Notes frequency of periodic payment			Quarterly
Notes payment terms			Interests are payable on a quarterly basis from January 15, 2013 to January 15, 2016.
Hanwha SolarOne Hong Kong Limited ("SolarOne HK") | Two Thousand And Thirteen Notes [Member] | London Interbank Offered Rate (LIBOR)
Debt and Financial Instruments [Line Items]
Notes interest rate description			The 2013 Notes bear interests at a floating rate indexed to three-month LIBOR plus a margin of 2.23% per annum.
Debt instrument, interest rate margin			2.23%
Malaysia | Government Loan
Debt and Financial Instruments [Line Items]
Debt instrument face amount			$ 228,000,000	$ 241,300,000	MYR 844.0	MYR 850.0
Maturity Date			Dec. 31, 2031	Dec. 31, 2031
Malaysia | Through 2019 | Government Loan
Debt and Financial Instruments [Line Items]
Fixed interest rate			0.00%	0.00%	0.00%	0.00%
Malaysia | Through 2027 | Government Loan
Debt and Financial Instruments [Line Items]
Fixed interest rate			1.00%	1.00%	1.00%	1.00%
Malaysia | Through maturity | Government Loan
Debt and Financial Instruments [Line Items]
Fixed interest rate			2.00%	2.00%	2.00%	2.00%